Arrangements with Variable Interest Entities and Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Arrangements With Variable Interest Entities And Related Party Transactions Tables
Variable Interest Entity Operations
	Years ended December 31,
	2013	2012
Revenues	$24	$446
Operating loss	$(118)	$(136)

	As of December, 31
	2013	2012
Total assets	$-	$169